PENSION PLANS AND POSTRETIREMENT BENEFITS - Components of re-measurements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	$ (75.5)	$ 32.9	$ (34.3)
Actual return on plan assets, less interest income anticipated in the interest on the net defined benefit liability calculation	38.9	(28.6)	16.8
Re-measurements (loss) gain recorded in other comprehensive income	(36.6)	4.3	(17.5)
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Actuarial (loss) gain on benefit obligations	(10.7)	(17.0)	10.5
Re-measurements (loss) gain recorded in other comprehensive income	$ (10.7)	$ (17.0)	$ 10.5